Reconciliation of Tax to Income Tax Benefit (Expense) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax computed at the statutory tax rate	25.00%	25.00%	25.00%